Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Categories of financial assets [abstract]
Derivative financial assets	$ 25,498	$ 2,764
Liabilities
Derivative financial liabilities	620	464
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	25,498	2,764
Liabilities
Derivative financial liabilities	620	464
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	25,474	2,764
Liabilities
Derivative financial liabilities		20
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities		0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	25,474	2,764
Liabilities
Derivative financial liabilities		20
Energy cost risk management contracts [member]
Categories of financial assets [abstract]
Derivative financial assets	24
Liabilities
Derivative financial liabilities	620
Energy cost risk management contracts [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0
Liabilities
Derivative financial liabilities	0
Energy cost risk management contracts [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	24
Liabilities
Derivative financial liabilities	$ 620
Currency risk [member]
Liabilities
Derivative financial liabilities		444
Currency risk [member] | Level 1 of fair value hierarchy [member]
Liabilities
Derivative financial liabilities		0
Currency risk [member] | Level 2 of fair value hierarchy [member]
Liabilities
Derivative financial liabilities		$ 444